Organization and principal activities - Additional Information (Details) - USD ($) $ in Thousands			12 Months Ended
	Aug. 10, 2020	Apr. 03, 2020	Dec. 31, 2022	Nov. 16, 2020
Organization and principal activities [Line Items]
Registered capital and PRC statutory reserves of the VIEs and VIE's subsidiaries			$ 989,061
YY Live | Held for sale
Organization and principal activities [Line Items]
Total consideration related to disposal of YY Live				$ 3,600,000
Disposal Group, Including Discontinued Operation, Consideration Subject to Conditions				$ 300,000
Guangzhou Huya IT [Member] | Exclusive Business Cooperation Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement			30 days
Term of agreement			10 years
Term of agreement extension			10 years
Guangzhou Huya IT [Member] | Exclusive Option Agreement [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement			30 days
Term of agreement			10 years
Term of agreement extension			10 years
Guangzhou Huya IT [Member] | Power of Attorney [Member]
Organization and principal activities [Line Items]
Period of prior written notice required to terminate the agreement			30 days
Term of agreement			10 years
Term of agreement extension			1 year
Huya Inc | Linen Investment Limited
Organization and principal activities [Line Items]
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal	17.50%	31.20%
Discontinued Operation Equity Method Investment Retained After Disposal Voting Power After Disposal	24.10%	43.00%
Huya Inc | Class B common shares | Linen Investment Limited
Organization and principal activities [Line Items]
Discontinued Operation Equity Method Investment Sold	30,000,000	16,523,819
Total consideration related to disposal of YY Live	$ 810,000	$ 262,600
Discontinued Operation Equity Method Investment Retained After Disposal Share After Disposal	38,374,463	68,374,463